UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:   December 31, 2018

Item 1. Schedule of Investments.

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 95.0%
	AUTO COMPONENTS ― 0.5%
$500,000	American Axle & Manufacturing, Inc. (3 Month USD LIBOR + 2.250%)	4.740%	4/8/2024	$475,313

	AEROSPACE & DEFENSE ― 1.6%
989,691	American Airlines, Inc. (1 Month USD LIBOR + 2.000%)	4.387	10/11/2021	964,097
498,750	WP CPP Holdings, LLC (3 Month USD LIBOR + 3.750%)	6.280	4/30/2025	483,164
				1,447,261
	AIR FREIGHT AND LOGISTICS ― 1.0%
985,010	Air Medical Group Holdings, Inc. (1 Month USD LIBOR + 3.250%)	5.682	4/28/2022	923,752

	BUILDING PRODUCTS ― 2.8%
1,483,573	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	5.522	10/25/2023	1,345,281
1,194,519	New Arclin U.S. Holdings, Inc. (1 Month USD LIBOR + 3.500%)	6.022	2/14/2024	1,149,223
				2,494,504
	CHEMICALS ― 4.4%
500,000	Cabot Microelectronics Corp. (1 Month USD LIBOR + 2.250%)	4.813	11/14/2025	482,500
1,153,666	Kraton Polymers, LLC (1 Month USD LIBOR + 2.500%)	5.022	3/5/2025	1,124,109
500,000	Messer Industries, LLC (3 Month USD LIBOR + 2.500%)	4.821	10/1/2025	475,835
1,000,000	Starfruit US Holdco, LLC (1 Month USD LIBOR + 3.250%)	5.599	10/1/2025	960,000
149,651	Tronox Finance, LLC (1 Month USD LIBOR + 3.000%)	5.522	9/23/2024	145,723
345,349	Tronox Finance, LLC (1 Month USD LIBOR + 3.000%)	5.522	9/23/2024	336,283
382,700	Univar USA, Inc. (1 Month USD LIBOR + 2.250%)	4.772	7/1/2024	367,105
				3,891,555
	COMMERCIAL SERVICES & SUPPLIES ― 2.7%
2,141	Garda World Security Corp. (Prime + 2.500%)	8.000	5/24/2024	2,047
841,475	Garda World Security Corp. (3 Month USD LIBOR + 3.500%)	6.236	5/24/2024	804,307
997,494	GFL Environmental, Inc. (1 Month USD LIBOR + 3.000%)	5.522	5/30/2025	933,155
249,369	Hayward Industries, Inc. (1 Month USD LIBOR + 3.500%)	6.022	8/5/2024	240,536
497,468	TKC Holdings, Inc. (1 Month USD LIBOR + 3.750%)	6.280	2/1/2023	474,774
				2,454,819
	CONSTRUCTION & ENGINEERING ― 1.6%
1,489,994	McDermott International, Inc. (1 Month USD LIBOR + 5.000%)	7.522	5/12/2025	1,395,007

	CONSTRUCTION MATERIALS ― 1.3%
744,318	CPG International, Inc. (6 Month USD LIBOR + 3.750%)	6.633	5/3/2024	716,406
498,728	Henry Company, LLC (1 Month USD LIBOR + 4.000%)	6.522	10/5/2023	484,596
				1,201,002
	CONSUMER FINANCE ― 1.1%
1,000,000	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.750%)	5.563	12/2/2024	986,566

	CONTAINERS & PACKAGING ― 3.2%
997,500	Flex Acquisition Co., Inc. (1 Month USD LIBOR + 3.250%)	5.599	6/30/2025	947,625
706,912	Packaging Coordinators Midco, Inc. (3 Month USD LIBOR + 4.000%)	6.810	6/30/2023	698,076
748,362	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	5.272	2/6/2023	715,486
498,744	IBC Capital, Ltd. (3 Month USD LIBOR + 3.750%)	6.551	9/11/2023	482,535
				2,843,722
	DISTRIBUTORS ― 1.1%
990,000	Staples, Inc. (3 Month USD LIBOR + 4.000%)	6.541	9/12/2024	951,435

	DIVERSIFIED CONSUMER SERVICES ― 2.9%
997,468	Spin Holdco, Inc. (3 Month USD LIBOR + 3.250%)	5.686	11/14/2022	954,577
995,000	Uber Technologies, Inc. (1 Month USD LIBOR + 4.000%)	6.387	4/4/2025	971,990
712,500	Weight Watchers International, Inc. (3 Month USD LIBOR + 4.750%)	7.560	11/29/2024	706,266
				2,632,833

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES ― 4.1%
$500,000	Achilles Acquisition, LLC (1 Month USD LIBOR + 4.000%)	6.563%	10/13/2025	$493,750
426,042	First American Payment Systems, L.P. (2 Month USD LIBOR + 4.750%)	7.286	1/5/2024	423,911
500,000	First Data Corp. (1 Month USD LIBOR + 2.000%)	4.504	4/26/2024	478,875
990,019	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	5.803	7/1/2024	944,849
483,007	Resolute Investment Managers, Inc. (3 Month USD LIBOR + 3.250%)	6.053	4/29/2022	477,875
467,507	Russell Investments US Institutional Holdco, Inc. (1 Month USD LIBOR + 3.250%)	5.772	6/1/2023	457,823
120,088	SS&C European Holdings SARL (1 Month USD LIBOR + 2.250%)	4.772	4/16/2025	113,655
316,592	SS&C Technologies, Inc. (1 Month USD LIBOR + 2.250%)	4.772	4/16/2025	299,632
				3,690,370
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.4%
497,494	Syniverse Holdings, Inc. (1 Month USD LIBOR + 5.000%)	7.455	3/9/2023	446,294
1,113,087	US TelePacific Corp. (3 Month USD LIBOR + 5.000%)	7.803	5/2/2023	1,045,188
248,750	West Corp. (3 Month USD LIBOR + 3.500%)	6.027	10/10/2024	228,124
495,000	West Corp. (3 Month USD LIBOR + 4.000%)	6.527	10/10/2024	456,021
488,809	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	5.720	8/18/2023	453,982
437,848	Windstream Services, LLC (1 Month USD LIBOR + 4.000%)	6.460	3/29/2021	392,969
				3,022,578
	ELECTRIC UTILITIES ― 0.3%
250,000	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 3.750%)	6.272	8/1/2025	242,991

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.1%
500,000	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	5.022	7/2/2025	482,375
496,875	Ultra Clean Holdings, Inc. (Prime + 3.500%)	9.000	8/27/2025	474,516
				956,891
	FOOD & STAPLES RETAILING ― 0.5%
498,750	BJ's Wholesale Club, Inc. (1 Month USD LIBOR + 3.000%)	5.432	2/2/2024	486,219

	HEALTH CARE EQUIPMENT & SUPPLIES ― 1.9%
507,472	Bausch Health Companies, Inc. (1 Month USD LIBOR + 3.000%)	5.379	6/2/2025	486,117
740,625	Valeant Pharmaceuticals International (1 Month USD LIBOR + 2.750%)	5.129	11/27/2025	704,868
495,539	YI, LLC (3 Month USD LIBOR + 4.000%)	6.803	11/7/2024	492,442
				1,683,427
	HEALTH CARE PROVIDERS & SERVICES ― 2.7%
498,750	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	7.001	9/5/2025	493,763
992,500	PharMerica Corp. (1 Month USD LIBOR + 3.500%)	5.955	12/6/2024	951,147
977,613	Prospect Medical Holdings, Inc. (1 Month USD LIBOR + 5.500%)	7.938	2/22/2024	968,447
				2,413,357
	HEALTH CARE TECHNOLOGY ― 3.2%
492,500	GHX Ultimate Parent Corp. (3 Month USD LIBOR + 3.250%)	6.063	6/28/2024	466,235
997,500	Inovalon Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.938	4/2/2025	975,056
493,736	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.500%)	6.006	2/9/2024	485,713
997,500	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	7.022	8/27/2025	967,575
				2,894,579
	HOTELS RESTAURANTS & LEISURE ― 3.5%
495,000	Caesars Resort Collection, LLC (1 Month USD LIBOR + 2.750%)	5.272	12/23/2024	476,967
497,389	CEC Entertainment, Inc. (1 Month USD LIBOR + 3.250%)	5.772	2/12/2021	461,744
1,030,830	Life Time Fitness, Inc. (3 Month USD LIBOR + 2.750%)	5.457	6/10/2022	995,895
239,067	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	5.272	8/14/2024	225,149
999,077	Scientific Games International, Inc. (2 Month USD LIBOR + 2.750%)	5.245	8/14/2024	940,916
				3,100,671
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 3.4%
146,004	Astoria Energy, LLC (1 Month USD LIBOR + 4.000%)	6.530	12/24/2021	143,850
1,057,797	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	6.272	10/2/2023	1,036,969
50,972	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	6.272	1/30/2024	48,381
949,028	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	6.272	1/30/2024	900,789
933,375	Talen Energy Supply, LLC (1 Month USD LIBOR + 4.000%)	6.522	7/14/2023	923,458
				3,053,447

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	INDUSTRIAL CONGLOMERATES ― 2.1%
$993,728	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%)	6.772%	12/11/2024	$969,715
930,000	NN, Inc. (1 Month USD LIBOR + 3.250%)	5.772	4/2/2021	918,956
				1,888,671
	INSURANCE ― 1.1%
491,281	Acrisure, LLC (1 Month USD LIBOR + 4.250%)	6.772	11/22/2023	477,466
497,500	Alliant Holdings Intermediate, LLC (1 Month USD LIBOR + 2.750%)	5.205	5/9/2025	471,660
				949,126
	INTERNET SOFTWARE & SERVICES ― 1.1%
494,987	Micro Holding Corp. (1 Month USD LIBOR + 3.750%)	6.254	9/13/2024	470,857
495,000	Research Now Group, Inc. (1 Month USD LIBOR + 5.500%)	8.022	12/20/2024	486,956
				957,813
	IT SERVICES ― 1.9%
983,769	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	5.582	11/3/2023	872,849
248,277	Salient CRGT, Inc. (1 Month USD LIBOR + 5.750%)	8.272	2/28/2022	244,553
595,466	TierPoint, LLC (1 Month USD LIBOR + 3.750%)	6.272	5/6/2024	558,249
				1,675,651
	MACHINERY ― 0.6%
555,770	Gardner Denver, Inc. (1 Month USD LIBOR + 2.750%)	5.272	7/30/2024	538,144

	MEDIA ― 7.6%
1,000,000	AppLovin Corp. (1 Month USD LIBOR + 3.750%)	6.272	8/15/2025	985,000
483,531	Camelot Finance LP (1 Month USD LIBOR + 3.250%)	5.772	10/3/2023	462,981
594,000	Charter Communications Operating, LLC (1 Month USD LIBOR + 2.000%)	4.530	4/30/2025	571,357
410,417	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	5.272	11/29/2024	383,740
1,000,000	Financial & Risk US Holdings, Inc. (1 Month USD LIBOR + 3.750%)	6.272	10/1/2025	956,250
500,000	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	5.020	1/2/2026	484,555
1,667,442	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	7.553	11/3/2023	1,517,996
992,500	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	4.772	3/24/2025	958,388
500,000	WMG Acquisition Corp. (1 Month USD LIBOR + 2.125%)	4.647	11/1/2023	483,188
				6,803,455
	METALS & MINING ― 1.9%
500,000	Contura Energy, Inc. (1 Month USD LIBOR + 5.000%)	7.387	11/10/2025	496,250
737,073	Form Technologies, Inc. (3 Month USD LIBOR + 3.250%)	6.053	1/28/2022	702,062
495,000	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	5.522	9/20/2024	480,150
				1,678,462
	MORTGAGE REAL ESTATEINVESTMENT TRUSTS (REITS) ― 1.1%
1,000,000	Forest City Enterprises, LP (1 Month USD LIBOR + 4.000%)	6.383	12/8/2025	979,164

	OIL, GAS & CONSUMABLE FUELS ― 3.1%
500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 5.250%)	7.772	4/11/2022	470,628
1,500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 7.250%)	9.772	4/11/2023	1,324,500
997,500	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	5.646	10/1/2025	976,303
				2,771,431
	PHARMACEUTICALS ― 2.4%
725,870	Alvogen Pharma U.S., Inc. (1 Month USD LIBOR + 4.750%)	7.270	4/1/2022	712,942
996,131	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	6.063	5/5/2025	947,151
495,817	RPI Finance Trust (1 Month USD LIBOR + 2.000%)	4.522	3/27/2023	481,386
				2,141,479
	PROFESSIONAL SERVICES ― 2.4%
500,000	Conserve Merger Sub, Inc. (1 Month USD LIBOR + 3.500%)	5.887	8/8/2025	478,750
745,206	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.000%)	5.522	2/3/2025	707,945
570,687	IG Investments Holdings, LLC (1 Month USD LIBOR + 3.500%)	6.022	5/23/2025	557,276
407,909	IG Investments Holdings, LLC (3 Month USD LIBOR + 3.500%)	6.303	5/23/2025	398,323
				2,142,294
	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.9%
748,125	DTZ U.S. Borrower, LLC (1 Month USD LIBOR + 3.250%)	5.772	8/21/2025	717,732
1,000,000	GGP Nimbus LP (1 Month USD LIBOR + 2.500%)	5.022	8/27/2025	945,155
				1,662,887
	ROAD & RAIL ― 0.8%
738,617	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	8.303	8/18/2022	725,074

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	SOFTWARE ― 7.7%
$500,000	Boxer Parent Co., Inc. (3 Month USD LIBOR + 4.250%)	7.053	10/2/2025	$483,518
488,750	Blackboard, Inc. (3 Month USD LIBOR + 5.000%)	7.445	6/30/2021	455,234
498,747	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	6.522	4/18/2025	483,784
500,000	Dynatrace, LLC (1 Month USD LIBOR + 3.250%)	5.772	8/22/2025	485,625
167,019	Idera, Inc. (1 Month USD LIBOR + 4.500%)	7.030	6/28/2024	167,332
986,374	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	6.600	1/22/2024	961,715
995,000	Mavenir Systems, Inc. (1 Month USD LIBOR + 6.000%)	8.390	5/8/2025	991,895
985,000	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%)	5.940	4/26/2024	952,988
977,493	TIBCO Software, Inc. (1 Month USD LIBOR + 3.500%)	6.010	12/4/2020	966,497
1,000,000	Vertafore, Inc. (1 Month USD LIBOR + 3.250%)	6.053	7/2/2025	953,435
				6,902,023
	SPECIALTY RETAIL ― 9.1%
208,627	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	7.063	8/22/2022	194,693
498,747	Aspen Dental Management, Inc.(1 Month USD LIBOR + 3.000%)	5.522	4/30/2025	475,470
997,475	Bass Pro Group, LLC (1 Month USD LIBOR + 5.000%)	7.522	9/25/2024	958,574
643,032	CWGS Group, LLC (1 Month USD LIBOR + 2.750%)	5.129	11/8/2023	584,085
1,368,085	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)	6.272	4/30/2025	1,315,071
125,217	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)(3)	3.750	4/30/2025	120,365
454,789	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	7.530	5/9/2022	450,810
962,500	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	8.380	5/1/2023	918,788
498,744	Men's Wearhouse, Inc./The (1 Month USD LIBOR + 3.250%)	5.599	4/9/2025	481,911
1,589,513	NVA Holdings, Inc. (1 Month USD LIBOR + 2.750%)	5.272	2/3/2025	1,503,417
164,910	Party City Holdings, Inc. (1 Month USD LIBOR + 2.500%)	5.030	8/19/2022	159,620
500,000	Talbots, Inc./The (1 Month USD LIBOR + 7.000%)	9.506	11/28/2022	493,750
481,266	Western Dental Services, Inc. (1 Month USD LIBOR + 5.250%)	7.772	6/30/2023	457,203
				8,113,757
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 1.4%
748,125	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	6.022	9/8/2025	706,357
559,422	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	6.145	5/16/2025	535,412
				1,241,769
	TRANSPORTATION INFRASTRUCTURE ― 0.5%
480,114	Savage Enterprises, LLC (1 Month USD LIBOR + 4.500%)	6.880	8/1/2025	474,712

	TOTAL BANK LOANS			$84,888,211
	(Cost $87,943,139)

Shares
	SHORT TERM INVESTMENT ― 5.1%
4,522,297	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 2.30% (2)			$4,522,297
	TOTAL SHORT TERM INVESTMENT
	(Cost $4,522,297)			4,522,297

	TOTAL INVESTMENTS ― 100.1% (Cost $92,465,436)			89,410,508
	Liabilities in Excess of Other Assets ― (0.1)%			(82,325)
	TOTAL NET ASSETS ― 100.0%			$89,328,183

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

The S&P’s industry classification was developed by and/or is the exclusive property of the
Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2018 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2018 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$84,888,211	$-	$84,888,211
Short-Term Investment	4,522,297	-	-	4,522,297
Total	$4,522,297	$84,888,211	$-	$89,410,508

See the Schedule of Investments for further detail of investment classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  February 22, 2019

* Print the name and title of each signing officer under his or her signature.